Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property, Plant and Equipment (Detail)	12 Months Ended
Mar. 31, 2018
Plant and Machinery (Solar Power Plants) [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	25 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Computers [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years